PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Index Solution 2030 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 33.9%
64,194  Health Care Select
Sector SPDR Fund
$ 9,372,966
1.0
1,050,952  Schwab U.S. TIPS
ETF
28,260,099
3.1
327,726  Vanguard Long-Term
Treasury ETF
18,880,295
2.0
4,888,427
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
237,435,299
25.8
512,669  Xtrackers USD High
Yield Corporate Bond
ETF
18,532,984
2.0
Total Exchange-Traded
Funds
(Cost $315,364,647)
312,481,643
33.9
MUTUAL FUNDS: 65.9%
Affiliated Investment Companies: 65.9%
2,005,672  Voya Short Duration
Bond Fund - Class R6
18,793,145
2.0
5,260,445  Voya U.S. Bond Index
Portfolio - Class I
47,817,442
5.2
2,721,920  Voya VACS Index
Series Emerging
Markets Portfolio
32,009,777
3.5
10,723,603  Voya VACS Index
Series I Portfolio
127,396,402
13.8
4,194,573  Voya VACS Index
Series MC Portfolio
50,167,097
5.4
22,470,087  Voya VACS Index
Series S Portfolio
313,457,717
34.0
1,673,011  Voya VACS Index
Series SC Portfolio
17,968,137
2.0
Total Mutual Funds
(Cost $517,282,738)
607,609,717
65.9
Total Long-Term
Investments
(Cost $832,647,385)
920,091,360
99.8
Total Investments in
Securities
(Cost $832,647,385) $ 920,091,360 99.8
Assets in Excess of
Other Liabilities 1,703,625 0.2
Net Assets $ 921,794,985 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Index Solution 2030 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 312,481,643 $ — $ — $ 312,481,643
Mutual Funds 607,609,717 — — 607,609,717
Total Investments, at fair value $ 920,091,360 $ — $ — $ 920,091,360
Liabilities Table
Other Financial Instruments+
Futures $ (75,235) $ — $ — $ (75,235)
Total Liabilities $ (75,235) $ — $ — $ (75,235)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Duration Bond Fund -
Class R6
$ 23,757,170 $ 523,945 $ (5,638,372) $ 150,402 $ 18,793,145 $ 252,397 $ (54,687) $ —
Voya U.S. Bond Index Portfolio -
Class I
46,160,916 11,672,498 (10,763,577) 747,605 47,817,442 430,594 (23,072) —
Voya VACS Index Series Emerging
Markets Portfolio
32,461,074 432,648 (1,958,274) 1,074,329 32,009,777 — 254,698 —
Voya VACS Index Series I Portfolio
144,588,652 1,776,341 (25,832,728) 6,864,137 127,396,402 — 5,012,727 —
Voya VACS Index Series MC
Portfolio
45,681,063 7,793,207 (1,198,029) (2,109,144) 50,167,097 — 302,128 —
Voya VACS Index Series S
Portfolio
317,043,829 20,355,950 (6,808,906) (17,133,156) 313,457,717 — 3,178,022 —
Voya VACS Index Series SC
Portfolio
22,846,931 856,160 (3,280,033) (2,454,921) 17,968,137 — 524,446 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
234,882,147 3,553,493 (3,794,000) 2,793,659 237,435,299 2,999,405 (129,098) —
$ 867,421,782 $ 46,964,242 $ (59,273,919) $ (10,067,089) $ 845,045,016 $ 3,682,396 $ 9,065,164 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
E-mini Russell 2000 Index 44 06/20/25 $ 4,459,620 $ (74,776)
$ 4,459,620 $ (74,776)
Short Contracts:
U.S. Treasury 2-Year Note (23) 06/30/25 (4,764,953) (459)
$ (4,764,953) $ (459)

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Index Solution 2030 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 92,642,685
Gross Unrealized Depreciation (5,198,710)
Net Unrealized Appreciation $ 87,443,975